Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Tax assets and liabilities
Schedule of deferred tax assets and liabilities

	2019 $m
				Movement	Other
				through	movements
				other	including
		Demerger of	Movement in	comprehensive	foreign
	Balance at 1	UK and Europe	income	income and	currency	Balance at 31
	Jan	operations	statement	equity	movements	Dec
Deferred tax assets
Unrealised losses or gains on investments	144	—	(16)	—	(128)	—
Balances relating to investment and insurance contracts	1	—	60	—	(29)	32
Short-term temporary differences	2,979	(146)	1,069	(15)	1	3,888
Capital allowances	19	(14)	(3)	—	(1)	1
Unused tax losses	162	—	8	—	(16)	154
Total	3,305	(160)	1,118	(15)	(173)	4,075

Deferred tax liabilities
Unrealised losses or gains on investments	(1,104)	1,053	(231)	(713)	118	(877)
Balances relating to investment and insurance contracts	(1,276)	—	(246)	—	15	(1,507)
Short-term temporary differences	(2,671)	233	(414)	19	(14)	(2,847)
Capital allowances	(71)	65	—	—	—	(6)
Total	(5,122)	1,351	(891)	(694)	119	(5,237)

	Deferred tax assets		Deferred tax liabilities
	31 Dec 2019 $m	31 Dec 2018 $m	31 Dec 2019 $m	31 Dec 2018 $m
Asia operations	270	152	(2,146)	(1,601)
US operations	3,804	2,923	(3,091)	(2,150)
Other operations	1	70	—	(20)
Total continuing operations	4,075	3,145	(5,237)	(3,771)
Discontinued UK and Europe operations	—	160	—	(1,351)
Total Group	4,075	3,305	(5,237)	(5,122)

Schedule of tax benefits not recognised

	31 Dec 2019 $m		31 Dec 2018 $m
	Tax benefits	Losses	Tax benefits			Losses
			Continuing	Discontinued	Total group	Continuing	Discontinued	Total group
Trading losses	36	175	61	1	62	301	6	307
Capital losses	1	5	55	7	62	270	38	308